CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method	$ 40.3	$ 40.7	$ 122.0	$ 119.4	$ 159.8	$ 146.0	$ 134.6